UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  October 31, 2012

Date of reporting period:  October 31, 2012

Item 1. Reports to Stockholders.

______________________________________________________

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Investor Class
Institutional Class

______________________________________________________

ANNUAL REPORT
October 31, 2012

November 28, 2012

Dear Shareholder:

The fiscal year ended October 31, 2012 was characterized by a performance increase in equity market indices across all market capitalizations.  For the fiscal year, the Huber Capital Equity Income Fund narrowly trailed its performance benchmark, while the Huber Capital Small Cap Value Fund materially outperformed its benchmark.

Equity Income Fund Review

For the fiscal year ended October 31, 2012, the Equity Income Fund Investor Class and Institutional Class returned 15.91% and 16.42%, respectively, which underperformed the 16.89% total return of the Russell 1000® Value Index, but outperformed the 15.21% total return of the S&P 500® Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were Consumer Discretionary, Health Care, and Energy. The main sectors that lagged in relative performance were Technology, Utilities, and Materials & Processing.  Stocks that contributed strongly to performance were CNO Financial Group, Lennar Corp., Pfizer Inc., Eli Lilly & Co., and Philip Morris International.

CNO Financial Group, a domestic insurance company, continued to see improved operating strength in their core business as they redeployed capital away from discontinued operations into higher return insurance products.  In addition, CNO Financial Group repurchased shares in the period, which further accelerated the company’s growth in book value per share. Lennar Corp., a homebuilder, saw a dramatic increase in its share price over the past year as the market forecast for the homebuilding industry improved. Pfizer Inc., the world’s largest pharmaceutical company, saw its shares prosper as the market began to appreciate its portfolio of new drugs under development, as well as the cost cutting done over the last few years to right-size its business.  Eli Lilly & Co., a major pharmaceutical company in our portfolio, gained as investors became excited about an Alzheimer’s drug presently under development. Philip Morris International, a manufacturer and marketer of tobacco products outside the U.S., posted another strong year of earnings growth driven primarily by price increases.

Our portfolio was most negatively impacted by our ownership of Hewlett-Packard Co., a diversified technology hardware manufacturer. The stock price dropped substantially over the last fiscal year as sales and earnings declined and management lowered near-term expectations as this company faces a challenging multi-year turnaround across multiple divisions. In particular, the company experienced considerable headwinds across all of its businesses as macroeconomic weakness, intensified competition, historical underinvestment, and poor execution led to major deficiencies in nearly every business segment.

We believe the company can improve its long-term prospects to become a leader across many of its different business lines. Our relative performance in Utilities suffered due to underweight exposure to regulated electric providers, which generally outperformed the competitive power providers that we favor, like Exelon Corp.  Within Materials & Processing, our ownership in Carpenter Technology Corp. and Alcoa Inc. also detracted from performance.  Carpenter Technology Corp., a specialty metals manufacturer, ended the fiscal year lower despite improving fundamentals, as the company and its peer group declined on fears of declining global demand.  Alcoa Inc. struggled from low aluminum prices worldwide.

Small Cap Value Fund Review

For the fiscal year ended October 31, 2012, the Small Cap Value Fund Investor Class and Institutional Class returned 23.06% and 23.65%, respectively, outperforming the benchmark Russell 2000® Value Index and the Russell 2000® Index, which generated total returns of 14.47% and 12.08%, respectively. The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 2000® Value Index were Financial Services, Consumer Discretionary, and Technology. The sectors that negatively impacted performance were Producer Durables and Energy. Stocks that contributed strongly to performance were Global Cash Access Holdings, Inc., CNO Financial Group, Lennar Corp., Virtus Investment Partners, and Boston Pizza.

Global Cash Access Holdings, Inc. benefited significantly from new legislation that materially lowered its cost structure and enhanced margins. Both CNO Financial Group and Lennar Corp. were discussed earlier in the Equity Income Fund’s review.  Virtus Investment Partners, an asset manager, increased the normalized earnings power of its business by growing assets under management during the period and keeping costs under control.  Boston Pizza continued to generate strong same-store sales growth, its key metric.

Within Producer Durables, our performance results were hurt by our ownership of Lexmark International Inc. and Armtec Infrastructure. Lexmark International Inc., a printing and imaging company, was under pressure due to adverse foreign exchange rates, negative cyclical pressure on the printing business (particularly in Europe), and continued poor results in its inkjet business.  Armtec Infrastructure, a construction materials and services provider, is making slow and steady progress in a multi-year turnaround effort; its results in the period were negatively affected by low margins on projects due to bad weather, the recession and a botched computer system implementation. Among Energy names, our ownership of Cal Dive International and Superior Energy Services negatively impacted our returns for the period. Cal Dive International is a marine contracting company to the offshore oil and natural gas industry. The offshore services market has been cyclically depressed in the Gulf of Mexico due to residual fallout from the British Petroleum oil spill, offshore permitting delays, and weather-related downtime, causing Cal Dive International’s revenue and margins to decline. Superior Energy Services, a diversified provider of specialized oilfield services and equipment, experienced weakness in their North American onshore services segment due to a current excess of pressure pumping capacity.

Outlook

The equity markets produced solidly positive results for the fiscal year across all market capitalizations.  With the election now over, the market has turned its attention to the looming “fiscal cliff”, the combination of spending cuts and tax increases scheduled to take effect on January 1, 2013.  As the equity markets began to focus more keenly on this looming issue, the recent uptrend has dissipated somewhat.  The daily movements in the market now seem to be driven by the likelihood of a deal between the two political parties to avoid the fiscal cliff.  Separately, recent positive economic data points include an improving housing market and modest improvements in the stubbornly high unemployment rate, while negative factors include mixed third quarter earnings reports, a generally stagnant demand environment, and sluggish international economies, with particular pressure in Europe and a slowdown in China.

We are cognizant of the complex macroeconomic factors affecting global economies and will attempt to take advantage of any market dislocations by discovering new positions and adding to existing investments in companies whose stock prices trade at considerable discounts to our assessment of intrinsic value. Our process remains focused on bottom-up stock selection.  In the Small Cap Value Fund, we are overweight in the Consumer Discretionary, Financial Services and Materials and Processing sectors, while being underweight in Technology, Consumer Staples, Energy, Producer Durables, Health Care, and Utilities.  In the Equity Income Fund, we are overweight in Technology, Health Care, and Consumer Discretionary, while being underweight in Energy, Producer Durables, Utilities, Financial Services, Consumer Staples, and Materials and Processing.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Book value is the net asset value of a company, calculated by subtracting total liabilities from total assets.

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Equity
Income Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return
			Since Inception*	Since Inception*
	1 Year	5 Year	(6/29/07)	(10/25/11)
Huber Capital Equity Income
Fund – Investor Class	15.91%	-1.31%	1.77%	—
Huber Capital Equity Income
Fund – Institutional Class	16.42%	—	—	19.06%
Russell 1000® Value Index	16.89%	-1.00%	-0.98%	19.23%
S&P 500® Index	15.21%	0.36%	1.01%	17.19%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap
Value Fund – Investor Class vs the Russell 2000® Index and the Russell 2000® Value Index

Average Annual Total Return
			Since Inception*	Since Inception*
	1 Year	5 Year	(6/29/07)	(10/25/11)
Huber Capital Small Cap Value
Fund - Investor Class	23.06%	7.62%	4.98%	—
Huber Capital Small Cap Value
Fund - Institutional Class	23.65%	—	—	30.67%
Russell 2000® Index	12.08%	1.19%	1.06%	16.13%
Russell 2000® Value Index	14.47%	0.87%	-0.19%	18.27%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011.

Huber Funds

EXPENSE EXAMPLE – October 31, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/12 – 10/31/12).

Actual Expenses
For each class of the Huber Capital Equity Income Fund (“Equity Income Fund”) and the Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.49% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund and 1.85% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the

Huber Funds

EXPENSE EXAMPLE – October 31, 2012 (Unaudited), Continued

table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/12	10/31/12	5/1/12 – 10/31/12*
Investor Class Actual	$1,000.00	$1,037.70	$7.63
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.65	$7.56

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.49% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/12	10/31/12	5/1/12 – 10/31/12*
Institutional Class Actual	$1,000.00	$1,040.80	$5.08
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.03

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/12	10/31/12	5/1/12 – 10/31/12*
Investor Class Actual	$1,000.00	$1,021.20	$9.40
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,015.84	$9.37

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

Huber Funds

EXPENSE EXAMPLE – October 31, 2012 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/12	10/31/12	5/1/12 – 10/31/12*
Institutional Class Actual	$1,000.00	$1,023.60	$6.87
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,025.14	$6.87

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2012 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2012

Shares	COMMON STOCKS - 97.72%	Value
	Advertising Agencies - 2.61%
40,500	Aimia, Inc. (a)	$605,995
	Aerospace - 1.93%
6,500	Northrop Grumman Corp.	446,485
	Air Transport - 1.51%
3,800	FedEx Corp.	349,562
	Aluminum - 0.96%
26,100	Alcoa Inc.	223,677
	Banks: Diversified - 1.78%
44,300	Bank of America Corp.	412,876
	Beverage: Soft Drinks - 0.51%
3,200	Coca-Cola Co.	118,976
	Chemicals: Diversified - 1.39%
3,900	BASF SE - ADR	322,179
	Computer Services,
	Software & Systems - 10.00%
47,700	CA Inc.	1,074,204
35,800	Microsoft Corp.	1,021,553
7,200	Oracle Corp.	223,560
		2,319,317
	Computer Technology - 2.35%
39,400	Hewlett Packard Co.	545,690
	Consumer Lending - 3.14%
18,600	Cash America International, Inc.	727,074
	Diversified Financial Services - 4.04%
11,700	Citigroup Inc.	437,463
12,000	JPMorgan Chase & Co.	500,160
		937,623
	Diversified Retail - 2.49%
7,700	Wal-Mart Stores, Inc.	577,654
	Electronic Components - 0.92%
6,610	TE Connectivity Ltd.	212,710
	Engineering & Contracting Services - 1.94%
4,500	Fluor Corp.	251,325
7,130	KBR, Inc.	198,642
		449,967

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2012, Continued

Shares		Value
	Financial Data & Systems - 4.57%
1,600	Mastercard, Inc. - Class A	$737,488
25,300	Western Union Co.	321,310
		1,058,798
	Foods - 2.11%
9,100	ConAgra Foods, Inc.	253,344
14,100	Tyson Foods, Inc. - Class A	237,021
		490,365
	Homebuilding - 1.29%
10,502	Lennar Corp. - Class B	298,046
	Household Equipment & Products - 2.88%
11,300	Tupperware Brands Corp.	667,830
	Insurance: Life - 5.99%
145,100	CNO Financial Group, Inc.	1,390,058
	Insurance: Multi-Line - 1.26%
8,400	American International Group, Inc. (b)	293,412
	Insurance: Property-Casualty - 4.60%
43,100	XL Group PLC	1,066,294
	Oil Well Equipment & Services - 4.94%
19,800	Ensco PLC - Class A	1,144,836
	Oil: Crude Producers - 0.99%
11,300	Chesapeake Energy Corp.	228,938
	Oil: Integrated - 2.94%
4,100	ConocoPhillips	237,185
6,500	Royal Dutch Shell PLC - Class A - ADR	445,120
		682,305
	Pharmaceuticals - 14.04%
19,900	Eli Lilly & Co.	967,737
19,500	Merck & Co., Inc.	889,785
47,600	Pfizer, Inc.	1,183,812
2,500	Watson Pharmaceuticals, Inc. (b)	214,875
		3,256,209
	Scientific Instruments: Control & Filter - 0.93%
1,600	Flowserve Corp.	216,784
	Specialty Retail - 1.46%
5,500	Home Depot, Inc.	337,590

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2012, Continued

Shares		Value
	Steel - 1.40%
6,700	Carpenter Technology Corp.	$325,687
	Tobacco - 4.32%
11,300	Philip Morris International, Inc.	1,000,728
	Utilities: Electrical - 6.19%
4,500	American Electric Power Co., Inc.	199,980
6,200	Entergy Corp.	449,996
14,700	Exelon Corp.	525,966
3,700	NextEra Energy, Inc.	259,222
		1,435,164
	Utilities: Telecommunications - 2.24%
19,100	Vodafone Group PLC - ADR	519,902
	TOTAL COMMON STOCKS
	(Cost $19,719,553)	22,662,731

	SHORT-TERM INVESTMENTS - 2.49%
288,515	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	288,515
288,515	First American Tax Free Obligations
	Fund - Class Z, 0.01% (c)	288,515
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $577,030)	577,030
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $20,296,583) - 100.21%	23,239,761
	Liabilities in Excess
	of Other Assets - (0.21)%	(49,452)
	NET ASSETS - 100.00%	$23,190,309

ADR - American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2012.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 94.16%	Value
	Aluminum - 2.09%
13,969	Kaiser Aluminum Corp.	$846,242
	Asset Management & Custodian - 6.46%
168,467	Artio Global Investors, Inc.	400,952
23,048	Virtus Investment Partners, Inc. (a)	2,212,608
		2,613,560
	Banks: Diversified - 2.33%
188,564	Park Sterling Corp. (a)	942,820
	Chemicals: Specialty - 3.11%
38,844	Innospec, Inc. (a)	1,257,769
	Commercial Vehicles & Parts - 1.14%
30,045	Miller Industries, Inc.	461,191
	Consumer Lending - 6.19%
12,000	Cash America International, Inc.	469,080
66,046	EZcorp, Inc. - Class A (a)	1,298,464
30,200	Nelnet, Inc. - Class A	737,182
		2,504,726
	Containers & Packaging - 1.50%
36,571	UFP Technologies, Inc. (a)	607,078
	Diversified Manufacturing Operations - 4.75%
100,400	A. M. Castle & Co. (a)	1,219,860
35,100	Harsco Corp.	701,649
		1,921,509
	Engineering & Contracting Services - 1.16%
26,484	Argan, Inc. (a)	471,150
	Financial Data & Systems - 4.78%
274,313	Global Cash Access Holdings, Inc. (a)	1,933,907
	Foods - 0.21%
18,699	Overhill Farms, Inc. (a)	84,146
	Health Care Facilities - 1.05%
17,975	Tenet Healthcare Corp. (a)	424,210
	Homebuilding - 1.89%
26,929	Lennar Corp. - Class B	764,245
	Household Equipment & Products - 2.26%
15,500	Tupperware Brands Corp.	916,050

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2012, Continued

Shares		Value
	Insurance: Life - 6.10%
257,600	CNO Financial Group, Inc.	$2,467,808
	Insurance: Property-Casualty - 3.45%
56,510	XL Group PLC	1,398,057
	Leisure Time - 2.44%
67,000	Callaway Golf Co.	365,820
32,602	Interval Leisure Group, Inc.	621,394
		987,214
	Machinery: Industrial - 1.76%
309,200	Armtec Infrastructure Trust Unit (a)(b)(d)	712,050
	Metal Fabricating - 2.18%
169,425	Mueller Water Products, Inc. - Class A	882,704
	Metals & Mining: Diversified - 3.93%
673,238	Uranium Energy Corp. (a)	1,588,842
	Office Supplies Equipment - 0.11%
2,100	Lexmark International, Inc. - Class A	44,646
	Oil Well Equipment & Services - 2.47%
434,197	Cal Dive International, Inc. (a)	547,088
22,300	Superior Energy Services, Inc. (a)	453,359
		1,000,447
	Paper - 1.97%
36,300	Kapstone Paper and Packaging Corp. (a)	797,511
	Real Estate - 5.11%
56,400	Granite Real Estate, Inc.	2,068,752
	Real Estate Investment Trusts (REITS) - 5.08%
316,960	CapLease, Inc.	1,626,005
19,400	Government Properties Income Trust	430,486
		2,056,491
	Rental & Leasing Services: Consumer - 3.05%
37,100	Rent-A-Center, Inc.	1,236,543
	Restaurants - 4.24%
60,700	Boston Pizza Royalties Income Fund (b)	1,161,429
37,800	Pizza Pizza Royalty Income Fund (b)	391,719
22,300	Second Cup Royalty Income Fund Unit (b)	162,994
		1,716,142

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2012, Continued

Shares		Value
	Specialty Retail - 1.05%
148,383	Wet Seal, Inc. (a)	$424,375
	Steel - 1.70%
14,200	Carpenter Technology Corp.	690,262
	Telecommunications Equipment - 2.06%
60,806	Arris Group, Inc. (a)	835,475
	Textiles, Apparel & Shoes - 3.03%
66,200	Iconix Brand Group, Inc. (a)	1,225,362
	Utilities: Electrical - 5.51%
37,000	Great Plains Energy, Inc.	830,280
52,100	Nv Energy, Inc.	990,421
15,000	Portland General Electric Co.	411,000
		2,231,701
	TOTAL COMMON STOCKS
	(Cost $32,404,845)	38,112,985

	SHORT-TERM INVESTMENTS - 5.11%
1,033,122	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	1,033,122
1,033,122	First American Tax Free Obligations
	Fund - Class Z, 0.01% (c)	1,033,122
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,066,244)	2,066,244
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $34,471,089) - 99.27%	40,179,229
	Other Assets in Excess of Liabilities - 0.73%	295,673
	NET ASSETS - 100.00%	$40,474,902

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2012.
(d)	Security is considered illiquid. As of October 31, 2012, the value of these investments was $712,050 or 1.76% of net assets.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2012

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value (identified cost
$20,296,583 and $34,471,089, respectively)	$23,239,761	$40,179,229
Cash	—	5,051
Receivables
Fund shares sold	149	483,546
Investment securities sold	—	49,030
Dividends and interest	7,868	38,669
Dividend tax reclaim	1,286	—
Prepaid expenses	13,269	17,036
Total assets	23,262,333	40,772,561
LIABILITIES
Payables
Fund shares purchased	—	73,760
Investment securities purchased	—	101,842
Advisory fees	4,961	47,953
12b-1 fees	6,568	8,394
Administration fees	10,955	13,968
Audit fees	18,984	18,984
Chief Compliance Officer fee	1,500	1,500
Custody fees	1,296	824
Fund accounting fees	9,930	9,913
Shareholder servicing fees	1,602	3,088
Transfer agent fees and expenses	12,384	12,612
Accrued expenses	3,844	4,821
Total liabilities	72,024	297,659
NET ASSETS	$23,190,309	$40,474,902

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2012, Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$8,255,065	$20,935,274
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	810,989	1,669,404
Net asset value, offering and
redemption price per share (Note 1)	$10.18	$12.54
Institutional Class
Net assets applicable to shares outstanding	$14,935,244	$19,539,628
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,464,609	1,550,745
Net asset value, offering and
redemption price per share (Note 1)	$10.20	$12.60
COMPONENTS OF NET ASSETS
Paid-in capital	$20,768,821	$34,936,520
Undistributed net investment income/(loss)	148,035	(55,657)
Accumulated net realized loss on investments	(669,725)	(114,099)
Net unrealized appreciation on investments	2,943,178	5,708,138
Net assets	$23,190,309	$40,474,902

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2012

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance
fees withheld of $6,141 and $379 and $23,995
and $40, respectively)	$361,094	$339,595
Interest	32	59
Total investment income	361,126	339,654
Expenses
Advisory fees (Note 4)	147,404	319,117
Transfer agent fees and expenses (Note 4)	50,303	53,970
Adminstration fees (Note 4)	44,843	48,060
Fund accounting fees (Note 4)	40,042	40,052
Registration fees	33,155	33,850
Audit fees	18,983	18,983
Shareholder servicing fees -
Investor Class (Note 5)	16,322	37,987
Distribution fees - Investor Class (Note 6)	11,322	13,086
Custody fees (Note 4)	7,698	7,834
Legal fees	7,421	8,813
Trustee fees	6,885	7,283
Chief Compliance Officer fee (Note 4)	5,833	5,833
Insurance expense	2,384	2,534
Reports to shareholders	952	2,353
Miscellaneous expense	3,659	3,965
Total expenses	397,206	603,720
Less: advisory fee waiver and
expense reimbursement (Note 4)	(217,158)	(208,630)
Net expenses	180,048	395,090
Net investment income/(loss)	181,078	(55,436)
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on investments
and foreign currency	115,369	5,870
Net change in unrealized
appreciation on investments	1,854,718	4,515,672
Net realized and unrealized gain on investments	1,970,087	4,521,542
Net Increase in Net Assets
Resulting from Operations	$2,151,165	$4,466,106

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2012	October 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$181,078	$38,322
Net realized gain/(loss) on investments	115,369	(1,193)
Net change in unrealized
appreciation on investments	1,854,718	517,343
Net increase in net assets
resulting from operations	2,151,165	554,472
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(20,720)	(28,701)
Institutional Class	(38,530)	—
Total distributions to shareholders	(59,250)	(28,701)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	14,135,996	1,708,419
Total increase in net assets	16,227,911	2,234,190
NET ASSETS
Beginning of year	6,962,398	4,728,208
End of year	$23,190,309	$6,962,398
Undistributed net investment
income at end of year	$148,035	$26,281

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2012		October 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	288,435	$2,745,740	287,274	$2,463,806
Shares issued on
reinvestments
of distributions	2,384	20,720	3,377	28,701
Shares redeemed**	(99,944)	(922,190)	(260,453)	(2,240,802)
Net increase	190,875	$1,844,270	30,198	$251,705
** Net of redemption
fees of		$674		$—

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Year Ended		October 25, 2011* to
	October 31, 2012		October 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,341,038	$12,753,266	169,386	$1,456,714
Shares issued on
reinvestments
of distributions	4,444	38,530	—	—
Shares redeemed**	(50,259)	(500,070)	—	—
Net increase	1,295,223	$12,291,726	169,386	$1,456,714
** Net of redemption
fees of		$1		$—

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2012	October 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(55,436)	$(71,044)
Net realized gain on investments	5,870	321,715
Net change in unrealized appreciation/
(depreciation) on investments	4,515,672	(9,463)
Net increase in net assets
resulting from operations	4,466,106	241,208
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(13,261)
Total distributions to shareholders	—	(13,261)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	24,176,393	6,357,006
Total increase in net assets	28,642,499	6,584,953
NET ASSETS
Beginning of year	11,832,403	5,247,450
End of year	$40,474,902	$11,832,403
Undistributed net investment
loss at end of year	$(55,657)	$—

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2012		October 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,039,133	$12,115,635	644,096	$6,857,482
Shares issued on
reinvestments
of distributions	—	—	1,245	13,138
Shares redeemed**	(407,196)	(4,921,314)	(170,682)	(1,702,997)
Net increase	631,937	$7,194,321	474,659	$5,167,623
** Net of redemption
fees of		$3,336		$219

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Year Ended		October 25, 2011* to
	October 31, 2012		October 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,665,352	$19,929,312	123,894	$1,189,383
Shares redeemed**	(238,501)	(2,947,240)	—	—
Net increase	1,426,851	$16,982,072	123,894	$1,189,383
** Net of redemption
fees of		$22

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2012	2011	2010	2009	2008
Net asset value,
beginning of year	$8.82	$8.02	$6.84	$5.30	$11.73

Income from
investment operations:
Net investment income	0.10 ^	0.06 ^	0.04	0.05	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.30	0.79	1.18	1.57	(6.07)
Total from investment operations	1.40	0.85	1.22	1.62	(5.99)

Less distributions:
From net investment income	(0.04)	(0.05)	(0.04)	(0.08)	(0.02)
From net realized
gain on investments	—	—	—	—	(0.42)
Total distributions	(0.04)	(0.05)	(0.04)	(0.08)	(0.44)
Redemption fees retained	0.00 ^+	—	—	—	—

Net asset value, end of year	$10.18	$8.82	$8.02	$6.84	$5.30

Total return	15.91%	10.60%	17.84%	31.37%	-52.82%

Ratios/supplemental data:
Net assets, end of
year (thousands)	$8,255	$5,469	$4,728	$2,200	$1,085
Ratio of expenses to
average net assets:
Before expense reimbursement	2.97%	4.34%	5.63%	12.89%	10.73%
After expense reimbursement	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/
(loss) to average net assets:
Before expense reimbursement	(0.44%)	(2.12%)	(3.54%)	(10.37%)	(8.35%)
After expense reimbursement	1.05%	0.73%	0.60%	1.03%	0.89%
Portfolio turnover rate	7.88%	20.39%	21.76%	52.99%	98.32%

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
		October 25, 2011*
	Year Ended	through
	October 31, 2012	October 31, 2011
Net asset value, beginning of period	$8.82	$8.60

Income from investment operations:
Net investment income	0.13 ^	0.00	^#
Net realized and unrealized gain on investments
and foreign currency related transactions	1.31	0.22
Total from investment operations	1.44	0.22

Less distributions:
From net investment income	(0.06)	—
Total distributions	(0.06)	—
Redemption fees retained	0.00 ^#	—

Net asset value, end of period	$10.20	$8.82

Total return	16.42%	2.56	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$14,935	$1,493
Ratio of expenses to average net assets:
Before expense reimbursement	2.43%	2.03	%†
After expense reimbursement	0.99%	0.99	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.09%)	(1.34	%)†
After expense reimbursement	1.35%	(0.30	%)†
Portfolio turnover rate	7.88%	20.39	%+

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
+	Portfolio turnover rate calculated for the period ended October 31, 2011.
#	Amount is less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2012	2011	2010	2009	2008
Net asset value,
beginning of year	$10.19	$9.32	$7.13	$4.96	$8.98

Income from
investment operations:
Net investment income/(loss)	(0.05)^	(0.08)^	0.01 ^	0.02	(0.01)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	2.40	0.97	2.21	2.15	(3.79)
Total from investment operations	2.35	0.89	2.22	2.17	(3.80)

Less distributions:
From net investment income	—	(0.02)	(0.03)	(0.00)+	(0.01)
From net realized
gain on investments	—	—	—	—	(0.21)
Total distributions	—	(0.02)	(0.03)	(0.00)+	(0.22)
Redemption fees retained	0.00 +^	0.00 +^	0.00 +^	—	—

Net asset value, end of year	$12.54	$10.19	$9.32	$7.13	$4.96

Total return	23.06%	9.50%	31.22%	43.77%	-43.22%

Ratios/supplemental data:
Net assets, end of
year (thousands)	$20,935	$10,570	$5,247	$2,566	$1,356
Ratio of expenses to
average net assets:
Before expense reimbursement	2.71%	3.43%	5.75%	11.37%	11.93%
After expense reimbursement	1.85%	1.99%#	1.99%	1.99%	1.99%
Ratio of net investment income/
(loss) to average net assets:
Before expense reimbursement	(1.26%)	(2.16%)	(3.59%)	(8.93%)	(10.17%)
After expense reimbursement	(0.40%)	(0.72%)	0.17%	0.45%	(0.23%)
Portfolio turnover rate	16.29%	11.83%	23.70%	55.86%	54.32%

+	Less than $0.005.
^	Based on average shares outstanding.
#	Effective October 25, 2011, the Advisor has reduced the expense cap to 1.85%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
		October 25, 2011*
	Year Ended	through
	October 31, 2012	October 31, 2011
Net asset value, beginning of period	$10.19	$9.60

Income from investment operations:
Net investment income	0.01 ^	0.00	^#
Net realized and unrealized gain on investments
and foreign currency related transactions	2.40	0.59
Total from investment operations	2.41	0.59
Redemption fees retained	0.00 ^#	—

Net asset value, end of period	$12.60	$10.19

Total return	23.65%	6.15	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$19,540	$1,262
Ratio of expenses to average net assets:
Before expense reimbursement	2.27%	2.74	%†
After expense reimbursement	1.35%	1.35	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.86%)	1.11	%†
After expense reimbursement	0.06%	2.50	%†
Portfolio turnover rate	16.29%	11.83	%+

*	Commencement of operations.
#	Less than $0.005.
†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.
+	Portfolio turnover rate calculated for the period ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Investor Class of each Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Funds’ Institutional Class subsequently commenced operations on October 25, 2011.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2012, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Equity Income Fund	$ (74)	$ 74	$—
Small Cap Value Fund	(221)	221	—

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At October 31, 2012, the Small Cap Value Fund had investments in illiquid securities with a total value of $712,050 or 1.76% of net assets.

Information concerning these illiquid securities is as follows:

Small Cap Value Fund	Shares	Dates Acquired	Cost Basis
Armtec Infrastructure Trust Unit	309,200	10/08 – 10/12	$1,277,676

I.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2012:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,487,115	$—	$—	$2,487,115
Consumer Staples	1,610,069	—	—	1,610,069
Energy	2,056,079	—	—	2,056,079
Financial Services	5,886,135	—	—	5,886,135
Health Care	3,256,209	—	—	3,256,209
Materials & Processing	871,543	—	—	871,543
Producer Durables	1,462,798	—	—	1,462,798
Technology	3,077,717	—	—	3,077,717
Utilities	1,955,066	—	—	1,955,066
Total Common Stocks	22,662,731	—	—	22,662,731
Short-Term Investments	577,030	—	—	577,030
Total Investments
in Securities	$23,239,761	$—	$—	$23,239,761

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,269,932	$—	$—	$7,269,932
Consumer Staples	84,146	—	—	84,146
Energy	1,000,447	—	—	1,000,447
Financial Services	15,986,121	—	—	15,986,121
Health Care	424,210	—	—	424,210
Materials & Processing	6,670,408	—	—	6,670,408
Producer Durables	2,898,496	712,050	—	3,610,546
Technology	835,474	—	—	835,474
Utilities	2,231,701	—	—	2,231,701
Total Common Stocks	37,400,935	712,050	—	38,112,985
Short-Term Investments	2,066,244	—	—	2,066,244
Total Investments
in Securities	$39,467,179	$712,050	$—	$40,179,229

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2012, the end of the reporting period. The Equity Income Fund recognized no transfers to/from level 1 or level 2.  The Small Cap Value Fund had the following transfers during the year ended October 31, 2012.

Transfers into Level 1	$264,917
Transfers out of Level 1	—
Net transfers in and/or out of Level 1	$264,917

Transfers were made into level 1 due to a security no longer being considered illiquid.

Transfers into Level 2	$712,050
Transfers out of Level 2	—
Net transfers in and/or out of Level 2	$712,050

Transfers were made from level 1 to level 2 due to a security being considered illiquid due to limited trading volume.

There were no level 3 securities held in the Funds during the year ended October 31, 2012.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets.  For the year ended October 31, 2012, the Equity Income Fund and the Small Cap Value Fund incurred $147,404 and $319,117, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

to 1.49% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively, and to 1.85% and 1.35% of average daily net assets of the Investor Class and Institutional class of the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2012, the Adviser reduced its fees and absorbed Fund expenses in the amount of $217,158 for the Equity Income Fund and $208,630 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2013	2014	2015	Total
Equity Income Fund	$153,456	$149,584	$217,158	$520,198
Small Cap Value Fund	$154,848	$145,153	$208,630	$508,631

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the year ended October 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

	Equity Income Fund	Small Cap Value Fund
Administration	$44,843	$48,060
Fund Accounting	40,042	40,052
Transfer Agency (excludes
out-of-pocket expenses)	41,308	42,563
Custody (excludes
overdraft charges)	7,581	7,834
Chief Compliance Officer	5,833	5,833

At October 31, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Equity Income Fund	Small Cap Value Fund
Administration	$10,955	$13,968
Fund Accounting	9,930	9,913
Transfer Agency (excludes
out-of-pocket expenses)	10,229	10,084
Custody	1,296	824
Chief Compliance Officer	1,500	1,500

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class Shares of the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

October 31, 2012, the Equity Income Fund Investor Class and the Small Cap Value Fund Investor Class incurred shareholder servicing fees of $16,322 and $37,987 under the Agreement, respectively.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2012, the Equity Income Fund Investor Class and the Small Cap Value Fund Investor Class paid the Distributor $11,322 and $13,086, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity Income Fund	Small Cap Value Fund
Purchases	$14,934,451	$27,429,091
Sales	1,123,898	3,709,881

NOTE 8 –	INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the years ended October 31, 2012 and October 31, 2011 was as follows:

	Equity Income Fund
	Year Ended	Year Ended
	October 31, 2012	October 31, 2011
Ordinary income	$59,250	$28,701

	Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2012	October 31, 2011
Ordinary income	$—	$13,261

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2012, Continued

Ordinary income distributions may include dividends paid from short-term capital gains.

As of October 31, 2012, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$20,392,415	$34,592,311
Gross tax unrealized appreciation	3,786,323	7,601,716
Gross tax unrealized depreciation	(938,977)	(2,014,798)
Net tax unrealized appreciation	2,847,346	5,586,918
Net unrealized depreciation foreign currency	—	(2)
Undistributed ordinary income	148,035	—
Undistributed long-term capital gain	—	7,123
Total distributable earnings	148,035	7,123
Other accumulated gains/(losses)	(573,893)	(55,657)
Total accumulated earnings	$2,421,488	$5,538,382

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2016	2017	2019	Total
Equity Income Fund	$114,883	$420,487	$38,523	$573,893

The Equity Income Fund and the Small Cap Value Fund utilized $121,289 and $81,495 of capital loss carryforwards, respectively, during the year ended October 31, 2012.  The Small Cap Value Fund deferred, on a tax basis, post-October and post-December late year losses of $55,657.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund

We have audited the accompanying statements of assets and liabilities of the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund (the “Funds”), each a series of Advisors Series Trust, including the schedules of investments, as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we been engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, as of October 31, 2012, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 27, 2012

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2012 (Unaudited)

For the year ended October 31, 2012, certain dividends paid by the Equity Income Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100% for the Equity Income Fund.

For corporate shareholders in the Equity Income Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2012 was 100%.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2012

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
		Term of		Portfolios
		Office		in Fund
	Position	and	Principal	Complex	Other
	Held	Length	Occupation	Overseen	Directorships
Name, Address	with the	of Time	During Past	by	Held During
and Age	Trust	Served	Five Years	Trustee(2)	Past Five Years
Independent Trustees(1)

Donald E. O’Connor	Trustee	Indefinite	Retired; former	2	Trustee,
(age 76)		term	Financial		Advisors Series
615 E. Michigan Street		since	Consultant and		Trust (for series
Milwaukee, WI 53202		February	former Executive		not affiliated
		1997.	Vice President		with the Funds);
			and Chief		Trustee, The
			Operating Officer		Forward Funds
			of ICI Mutual		(34 portfolios).
Insurance
Company (until
January 1997).

George J. Rebhan	Trustee	Indefinite	Retired; formerly	2	Trustee,
(age 78)		term	President,		Advisors Series
615 E. Michigan Street		since	Hotchkis and		Trust (for series
Milwaukee, WI 53202		May	Wiley Funds		not affiliated
		2002.	(mutual funds)		with the Funds);
			(1985 to 1993).		Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite	Retired; formerly	2	Trustee,
(age 73)		term	Senior Vice		Advisors Series
615 E. Michigan Street		since	President, Federal		Trust (for series
Milwaukee, WI 53202		February	Home Loan Bank		not affiliated
		1997.	of San Francisco.		with the Funds).
Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite	President, CEO,	2	Trustee,
(age 65)	Trustee	term	U.S. Bancorp		Advisors Series
615 E. Michigan Street		since	Fund Services,		Trust (for series
Milwaukee, WI 53202		September	LLC (May 1991		not affiliated
		2008.	to present).		with the Funds).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Officers

Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services,
(age 65)	and Chief	term	LLC (May 1991 to present).
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	September
2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and
(age 45)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Executive	since	LLC (March 1997 to present).
Milwaukee, WI 53202	Officer	June 2003.

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and
(age 51)	and	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Principal	since	LLC (October 1998 to present).
Milwaukee, WI 53202	Financial	December
	Officer	2007.

Michael L. Ceccato	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services,
(age 55)	President,	term	LLC (February 2008 to present); General
615 E. Michigan Street	Chief	since	Counsel/Controller, Steinhafels, Inc.
Milwaukee, WI 53202	Compliance	September	(September 1995 to February 2008).
	Officer and	2009.
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel, U.S.
(age 47)		term	Bancorp Fund Services, LLC (May 2006 to
615 E. Michigan Street		since	present); Senior Counsel, Wells Fargo Funds
Milwaukee, WI 53202		June	Management, LLC (May 2005 to May 2006);
		2007.	Senior Counsel, Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●  Information we receive about you on applications or other forms;

●  Information you give us orally; and/or

●  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the Registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the Registrant adequate oversight given the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2012	FYE 10/31/2011
Audit Fees	$32,000	$28,600
Audit-Related Fees	N/A	N/A
Tax Fees	$6,000	$5,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2012	FYE 10/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2012	FYE 10/31/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
Douglas G. Hess, President

Date    1/2/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    1/2/13

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    1/2/13

* Print the name and title of each signing officer under his or her signature.